UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311
                                                    -----------

                            The Gabelli Mathers Fund
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              --------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI MATHERS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
            COMMON STOCKS -- 9.3%
            BROADCASTING -- 0.5%
     4,000  Liberty Global Inc., Cl. A+ ........ $    108,320
     4,000  Liberty Global Inc., Cl. C+ ........      103,000
                                                 ------------
                                                      211,320
                                                 ------------
            COMPUTER SOFTWARE AND SERVICES -- 1.4%
     9,000  CACI International Inc., Cl. A+ ....      545,400
                                                 ------------
            ENERGY AND UTILITIES -- 0.8%
       500  Cinergy Corp. ......................       22,205
     1,000  Duquesne Light Holdings Inc. .......       17,210
     2,000  Spinnaker Exploration Co.+ .........      129,380
     3,000  Veolia Environnement, ADR ..........      127,380
                                                 ------------
                                                      296,175
                                                 ------------
            ENTERTAINMENT -- 0.1%
     6,000  Gemstar-TV Guide
             International Inc.+ ...............       17,760
                                                 ------------
            ENVIRONMENTAL SERVICES -- 1.5%
    20,000  Waste Management Inc. ..............      572,200
                                                 ------------
            EQUIPMENT -- 0.2%
     5,000  Ultratech Inc.+ ....................       77,950
                                                 ------------
            FINANCIAL SERVICES -- 0.6%
    15,000  New York Community Bancorp Inc. ....      246,000
                                                 ------------
            FOOD AND BEVERAGE -- 0.2%
     4,000  Hain Celestial Group Inc.+ .........       77,600
                                                 ------------
            HEALTH CARE -- 3.4%
    20,000  Abbott Laboratories ................      848,000
     8,000  Baxter International Inc. ..........      318,960
     2,000  Guidant Corp. ......................      137,780
                                                 ------------
                                                    1,304,740
                                                 ------------
            TELECOMMUNICATIONS -- 0.6%
     7,142  ADC Telecommunications Inc.+ .......      163,267
     1,000  BellSouth Corp. ....................       26,300
     1,000  SBC Communications Inc. ............       23,970
     1,000  Verizon Communications Inc. ........       32,690
                                                 ------------
                                                      246,227
                                                 ------------
            TOTAL COMMON STOCKS ................    3,595,372
                                                 ------------

 PRINCIPAL                                         MARKET
  AMOUNT                                           VALUE*
  ------                                           ------
            SHORT-TERM OBLIGATIONS -- 90.7%
            REPURCHASE AGREEMENTS -- 3.2%
$1,260,128  State Street Bank & Trust Co.,
              3.250%, dated 09/30/05,
              due 10/03/05, proceeds
              at maturity, $1,260,469 (b) ...... $  1,260,128
                                                 ------------
            U.S. GOVERNMENT OBLIGATIONS -- 87.5%
34,000,000  U.S. Treasury Bill,
              3.310%++, 11/03/05 (a) ...........   33,898,708
                                                 ------------
            TOTAL SHORT-TERM OBLIGATIONS .......   35,158,836
                                                 ------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $38,532,181) ............... $ 38,754,208
                                                 ============
----------------
              For Federal tax purposes:
              Aggregate cost ................... $ 38,532,181
                                                 ============
              Gross unrealized appreciation .... $    283,173
              Gross unrealized depreciation ....      (61,146)
                                                 ------------
              Net unrealized appreciation
               (depreciation) .................. $    222,027
                                                 ============
            SECURITIES SOLD SHORT -- (29.7)%
   SHARES
  --------
            COMMON STOCKS -- (29.7)%
            AUTOMOTIVE -- (0.6)%
    24,000  Ford Motor Co. ..................... $    236,640
                                                 ------------
            COMPUTER SOFTWARE AND SERVICES -- (0.4)%
     2,000  Research in Motion Ltd. ............      136,800
                                                 ------------
            CONSUMER PRODUCTS -- (4.4)%
    20,000  Harley-Davidson Inc. ...............      968,800
    15,000  Polaris Industries Inc. ............      743,250
                                                 ------------
                                                    1,712,050
                                                 ------------
            DIVERSIFIED INDUSTRIAL -- (0.7)%
     8,000  Briggs & Stratton Corp. ............      276,720
                                                 ------------
            ENTERTAINMENT -- (0.4)%
     3,000  Carnival Corp. .....................      149,940
                                                 ------------
            EQUIPMENT -- (3.9)%
    15,000  Black & Decker Corp. ...............    1,231,350
     8,000  Toro Co. ...........................      294,080
                                                 ------------
                                                    1,525,430
                                                 ------------

THE GABELLI MATHERS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
            EXCHANGE TRADED FUNDS -- (12.2)%
    20,000  Energy Select Sector SPDR .......... $  1,074,000
    24,000  iShares S&P Smallcap 600 Index .....    1,386,240
     8,000  Midcap SPDR Trust, Series 1 ........    1,047,360
    10,000  Standard & Poor's
              Depository Receipts ..............    1,230,400
                                                 ------------
                                                    4,738,000
                                                 ------------
            FINANCIAL SERVICES -- (1.0)%
    12,000  Morningstar Inc. ...................      384,000
                                                 ------------
            HOME FURNISHINGS -- (0.6)%
     4,000  Ethan Allen Interiors Inc. .........      125,400
     9,000  La-Z-Boy Inc. ......................      118,710
                                                 ------------
                                                      244,110
                                                 ------------
            RESTAURANTS -- (1.5)%
     7,000  Cheesecake Factory Inc. ............      218,680
     5,000  McDonald's Corp. ...................      167,450
     4,000  Starbucks Corp. ....................      200,400
                                                 ------------
                                                      586,530
                                                 ------------
            RETAIL -- (4.0)%
     3,000  Kohl's Corp. .......................      150,540
    10,000  The Home Depot Inc. ................      381,400
    15,000  Tiffany & Co. ......................      596,550
    15,000  Zale Corp. .........................      407,700
                                                 ------------
                                                    1,536,190
                                                 ------------
            TOTAL SECURITIES SOLD SHORT
             (Total Proceeds $11,022,073) ...... $ 11,526,410
                                                 ============

------------
              For Federal tax purposes:
              Aggregate cost ................... $ 11,022,073
                                                 ============
              Gross unrealized appreciation .... $    308,534
              Gross unrealized depreciation ....     (812,871)
                                                 ------------
              Net unrealized appreciation
                (depreciation) ................. $   (504,337)
                                                 ============

----------------
 (a) At September 30, 2005, $25,000,000 of the principal amount was pledged as collateral for securities sold short.
 (b) Collateralized by U.S. Treasury Note, 3.125%, due 10/15/08, market value $1,285,331.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt.
 SPDR Standard & Poor's Depository Receipts.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                          Henry G. Van der Eb, Chief Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Treasurer &
                           Principal Financial Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.